Securities (Investments Classified By Contractual Maturity Date) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Securities [Abstract]
Amortized Cost, Due in one year or less	$ 28,169
Amortized Cost, Due after one year through five years	134,708
Amortized Cost, Due after five years through ten years	73,337
Amortized Cost, Due after ten years	14,418
Amortized Cost, Other equity security having no maturity date	350
Amortized Cost, Total	250,982
Fair Value, Due in one year or less	28,387
Fair Value, Due after one year through five years	136,677
Fair Value, Due after five years through ten years	73,716
Fair Value, Due after ten years	13,342
Fair Value, Other equity security having no maturity date	350
Fair Value, Total	$ 252,472